SCHEDULE OF BALANCE OF LOAN BORROWED UNDER CREDIT LINES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances		$ 289,425	$ 254,266
Less: current portion	$ 413,207	101,207
Non-current portion	89,424	188,218	254,266
Aggregate outstanding principal balances	502,631	289,425	254,266
Non-current portion	89,424	188,218	254,266
Bank Loan From The Trust In PRC [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances		67,438	114,879
Aggregate outstanding principal balances	67,804	67,438
China Construction Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances		143,192
Aggregate outstanding principal balances	268,413	143,192
We Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances		78,795	$ 139,387
Aggregate outstanding principal balances	90,668	78,795
Nanyue Bank [Member]
Line of Credit Facility [Line Items]
Aggregate outstanding principal balances	$ 75,746